Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
2 3	Condensed financial information of the parent company
Basis of presentation
For the presentation of the parent company only condensed financial information, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323,
 Investments—Equity Method and Joint Ventures
. Such investments are presented on the condensed balance sheets as “Long-term investments” and the subsidiaries’ and VIE’s losses as “Share of losses of subsidiaries and VIE” on the condensed statements of comprehensive loss.
The subsidiaries did not pay any dividends to the Company for the periods presented.
The Company does not have significant commitments or long-term obligations as of the period end other than those presented.
The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.

Condensed Balance Sheets

	As of December 31
	2021	2022
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	6,724	33,871	4,911
Restricted cash	5,998	—	—
Derivative assets	5,989	—	—
Due from the entities within the Group	6,871	7,655	1,110
Prepayments and other current assets	7,314	20,331	2,947

Total current assets	32,896	61,857	8,968

Non-current assets:
Long-term investments	400,809	334,988	48,569
Other receivables	638	—	—

Total non-current assets	401,447	334,988	48,569

Total assets	434,343	396,845	57,537

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term loan	150,000	—	—
Accrued liabilities and other current liabilities	2,258	3,850	558
Due to the entities within the Group	63,366	265,305	38,466

Total current liabilities	215,624	269,155	39,024

Non-current liabilities:
Deferred revenue	3,276	—	—

Total non-current liabilities	3,276	—	—

Total liabilities	218,900	269,155	39,024

Shareholders’ equity
Class A common shares (par value of US$0.0001 per share as of December 31, 2021 and 2022; 4,920,000,000 shares authorized as of December 31, 2021 and 2022, 62,036,273 shares and 62,731,971 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	38	39	5
Class B common shares (par value of US$0.0001 per share as of December 31, 2021 and 2022; 30,000,000 shares authorized as of December 31, 2021 and 2022, 17,000,189 shares and 17,000,189 shares issued and outstanding as of December 31, 2021 and 2022)	11	11	2
Treasury shares (nil and 182,313 class A common shares as of December 31,2021 and 2022, respectively)	—	(1,689)	(245)
Additional paid-in capital	1,021,961	1,037,007	150,352
Accumulated deficit	(819,018)	(925,982)	(134,255)
Accumulated other comprehensive income	12,451	18,304	2,654

Total shareholders’ equity	215,443	127,690	18,513

Total liabilities and shareholders’ equity	434,343	396,845	57,537

Condensed Statements of Comprehensive Loss

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of Revenues	—	—	—	—

Gross profit	—	—	—	—

Operating expenses
Research and development	—	—
Sales and marketing	—	(553)	(272)	(39)
General and administrative	(15,938)	(17,785)	(12,443)	(1,804)
Share of losses of subsidiaries and VIE	(193,109)	(117,029)	(85,448)	(12,389)

Total operating expenses	(209,047)	(135,367)	(98,163)	(14,232)

Loss from operations	(209,047)	(135,367)	(98,163)	(14,232)

Foreign exchange gain /(loss), net	6	(3,351)	(2,467)	(358)
Interest income	544	363	43	6
Interest expense	(10,654)	(7,820)	(1,985)	(288)
Other loss	(5,924)	(469)	(5,230)	(758)
Change in fair value of foreign currency swap contract	—	6,060	838	121

Loss before income taxes	(225,075)	(140,584)	(106,964)	(15,509)

Income tax expenses	—	—	—	—

Net loss	(225,075)	(140,584)	(106,964)	(15,509)

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net loss attributable to common share holders	(225,075)	(140,584)	(106,964)	(15,509)

Other comprehensive income
Foreign currency translation adjustments	4,450	1,638	5,853	849

Total other comprehensive income, net of tax	4,450	1,638	5,853	849

Comprehensive loss	(220,625)	(138,946)	(101,111)	(14,660)

Condensed Statements of Cash Flows

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net cash (used in)/ provided by operating activities	(17,412)	(24,383)	195,530	28,349
Net cash used in investing activities	(6,525)	(4,859)	(2,690)	(390)
Net cash provided by/ (used in) financing activities	5,257	(54,520)	(153,040)	(22,189)
Effect of exchange rate changes	(3,686)	4,361	(18,651)	(2,704)

Net (decrease)/ increase in cash and cash equivalents and restricted cash	(22,366)	(79,401)	21,149	3,066

Cash and cash equivalents and restricted cash at the beginning of year	114,489	92,123	12,722	1,845

Cash and cash equivalents and restricted cash at the end of year	92,123	12,722	33,871	4,911